Financial instruments and risk management - Additional Information (Detail) ₽ in Thousands		12 Months Ended
	Oct. 05, 2017	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2019 USD ($)
Statement [Line Items]
Borrowings Interest Rate Basis		Central Bank of Russia Key Rate + 2%
Interest Rate spread		2.00%		2.00%
Contract liabilities, Current		₽ 2,367,416	₽ 2,072,640
Currency risk | USD
Statement [Line Items]
Currency appreciation percent		10.00%
Risk Exposure		₽ 62,104	₽ (717)
Currency risk | KZT
Statement [Line Items]
Currency appreciation percent			10.00%
Risk Exposure			₽ 10,166
Credit exposure | $				$ 0
Currency risk | Other Currency
Statement [Line Items]
Risk Exposure		₽ 0	₽ 0
Interest rate risk
Statement [Line Items]
Percentage of interest rate increase		2.00%
Risk Exposure		₽ 115,834
Borrowings Interest Rate Basis	Central Bank of Russia Key Rate + 3.7	Central Bank of Russia Key Rate + 2
Interest Rate spread	3.70%	2.00%		2.00%
Liquidity risk
Statement [Line Items]
Working Capital Deficit		₽ 2,425,885
Contract liabilities, Current		₽ 2,367,416